Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)

Clients 1-5	$529,792	$525,938	$1,092,220	$1,065,641
Clients 6-10	$284,382	$260,689	$563,908	$553,350
Clients 11-25	$420,880	$368,675	$829,047	$726,985
Other	$785,197	$779,891	$1,513,654	$1,490,981

Total	$2,020,251	$1,935,193	$3,998,829	$3,836,957

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.